UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09449

        Nuveen Insured California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            02/28

Date of reporting period:         11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
	November 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.9% (1.8% of Total Investments)
$ 14,155	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	$5,616,421
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

	Education and Civic Organizations – 5.3% (3.3% of Total Investments)
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series	10/12 at 100.00	A2	1,571,435
	2002A, 5.250%, 10/01/30
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 –	11/12 at 100.00	Aa3	8,598,240
	AMBAC Insured

10,675	Total Education and Civic Organizations			10,169,675

	Health Care – 6.4% (4.0% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	4,607,700
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	3,941,350
	Series 2006, 5.250%, 3/01/45
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/13 at 100.00	AA	2,841,714
	Children’s Hospital, Series 2003C, 5.000%, 8/15/20 – AMBAC Insured
1,748	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,009,671
	System, Trust 2554, 14.196%, 7/01/47 – FSA Insured (IF)

14,563	Total Health Care			12,400,435

	Housing/Multifamily – 1.4% (0.8% of Total Investments)
1,000	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	Baa1	852,360
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
1,905	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue	7/11 at 102.00	AAA	1,752,410
	Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.300%, 1/20/21 (Alternative
	Minimum Tax)

2,905	Total Housing/Multifamily			2,604,770

	Housing/Single Family – 0.2% (0.1% of Total Investments)
505	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	472,978
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 1.2% (0.7% of Total Investments)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	2,300,880
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)

	Long-Term Care – 1.4% (0.8% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A+	2,744,610
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General – 28.5% (17.7% of Total Investments)
5,920	Cajon Valley Union School District, San Diego County, California, General Obligation Bonds,	8/10 at 102.00	AA	5,516,493
	Series 2002B, 5.125%, 8/01/32 – MBIA Insured
900	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A+	869,436
8,250	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – MBIA Insured	2/12 at 100.00	AA	7,879,740
3,375	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	2,357,741
	2006C, 0.000%, 8/01/31 – FSA Insured
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds,	6/13 at 100.00	AAA	218,454
	Series 2003A, 5.000%, 6/01/28 – FSA Insured
1,365	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	1,253,207
	Trust 2668, 12.170%, 8/01/28 – FSA Insured (IF)
10,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AA	9,691,300
	2002A, 5.000%, 8/01/25 – FGIC Insured
1,000	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	997,450
	General Obligation Bonds, Series 2002C, 5.000%, 8/01/25 – FSA Insured (UB)
1,500	Madera Unified School District, Madera County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,406,985
	2002, 5.000%, 8/01/28 – FSA Insured
2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	1,665,620
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	AA	2,427,525
	2002, 5.250%, 8/01/21 – FGIC Insured
375	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA	355,774
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,250	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	3,492,190
	Election of 1998, Series 2001C, 5.000%, 7/01/22 – FSA Insured
3,500	San Mateo County Community College District, California, General Obligation Bonds, Series	9/12 at 100.00	Aa1	3,344,950
	2002A, 5.000%, 9/01/26 – FGIC Insured
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	9,815,797
	2002A, 5.000%, 8/01/23 – FSA Insured
3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004,	11/17 at 100.00	A+	3,467,054
	Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured

58,070	Total Tax Obligation/General			54,759,716

	Tax Obligation/Limited – 49.9% (31.0% of Total Investments)
1,450	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	1,353,561
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
6,895	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	6,515,154
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
2,200	California Infrastructure Economic Development Bank, Los Angeles County, Revenue Bonds,	9/13 at 101.00	A	2,048,222
	Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/15 at 100.00	A	2,555,733
	Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured
465	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AA	373,409
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,400	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AA	1,009,022
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AA	6,621,834
	Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – MBIA Insured
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	5/11 at 101.00	AA	2,750,208
	Project, Series 2002A, 5.125%, 11/01/25 – MBIA Insured
8,720	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	A	7,910,871
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
4,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	A	3,531,600
	5.000%, 9/01/21 – AMBAC Insured
5,815	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	3,710,975
	Revenue Bonds, Drivers Trust 2091, 11.071%, 6/01/45 – AGC Insured (IF)
8,780	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	6,456,988
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,300	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Baa1	1,010,750
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	No Opt. Call	A	2,112,356
	Redevelopment Project, Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/11 at 102.00	A	2,915,465
	Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	9/12 at 102.00	A	3,041,640
	Area 1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured
845	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	665,860
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,640	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	1/09 at 101.00	AA	1,559,952
	Senior Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 – AMBAC Insured
1,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AA–	1,327,709
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
7,000	Los Angeles, California, Certificates of Participation, Series 2002, 5.200%, 4/01/27 –	4/12 at 100.00	AA–	6,673,310
	AMBAC Insured
8,470	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A	7,968,576
	Series 2001, 5.200%, 8/01/29 – AMBAC Insured
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AA	4,312,450
	Area 1, Series 2002, 5.000%, 4/01/25 – MBIA Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB+	2,297,040
	7/01/39 – FGIC Insured
405	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	312,198
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,475	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside	6/12 at 101.00	AA	3,993,132
	County Hospital Project, Series 1997B, 5.000%, 6/01/19 – MBIA Insured
505	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	A	438,497
	8/01/25 – AMBAC Insured
3,175	San Buenaventura, California, Certificates of Participation, Series 2001C, 5.250%, 2/01/31 –	2/11 at 101.00	A	2,585,657
	AMBAC Insured
3,730	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	3,233,798
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	4,031,440
	Project, Series 2001F, 5.000%, 9/01/19 – MBIA Insured
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AA	841,050
	2005A, 5.000%, 8/01/28 – MBIA Insured
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project	8/09 at 101.00	AA	1,865,354
	1, Series 2002, 5.125%, 8/01/27 – MBIA Insured

110,185	Total Tax Obligation/Limited			96,023,811

	Transportation – 5.4% (3.4% of Total Investments)
7,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,192,675
	Bonds, Series 1999, 0.000%, 1/15/29
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29A:
2,185	5.250%, 5/01/16 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AA	2,058,882
2,300	5.250%, 5/01/17 – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	AA	2,142,289

11,985	Total Transportation			10,393,846

	U.S. Guaranteed – 24.1% (15.0% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,658,680
	5/01/18 (Pre-refunded 5/01/12)
35	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	Aa2 (4)	38,970
	Series 2002X, 5.150%, 12/01/23 (Pre-refunded 12/01/12) – FGIC Insured
2,250	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	1/28 at 100.00	AAA	2,287,395
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured
9,000	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/11 at 100.00	AA (4)	9,727,110
	of Participation, Series 2001B, 5.000%, 7/01/30 (Pre-refunded 7/01/11) – FGIC Insured
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2002B:
1,135	5.125%, 8/01/23 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,143,410
1,190	5.125%, 8/01/24 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,196,831
1,245	5.125%, 8/01/25 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,250,080
1,255	5.125%, 8/01/26 – FGIC Insured (ETM)	8/10 at 102.00	A+ (4)	1,245,537
2,070	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 102.00	AAA	2,054,392
	2002G, 5.125%, 8/01/26 – FSA Insured (ETM)
4,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,383,260
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AA (4)	5,519,600
	5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured
3,380	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3 (4)	3,888,927
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
2,980	Santa Clarita Community College District, Los Angeles County, California, General Obligation	8/11 at 101.00	AA– (4)	3,268,017
	Bonds, Series 2002, 5.125%, 8/01/26 (Pre-refunded 8/01/11) – FGIC Insured
2,460	Vacaville Unified School District, Solano County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,689,764
	2002, 5.000%, 8/01/26 (Pre-refunded 8/01/11) – FSA Insured

42,500	Total U.S. Guaranteed			46,351,973

	Utilities – 15.6% (9.7% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution	10/12 at 100.00	AAA	8,365,770
	Facilities, Series 2002A, 5.000%, 10/01/27 – FSA Insured
10,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AA	9,492,100
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
2,490	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,567,829
	2007A, 5.000%, 11/15/35
830	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	BBB–	673,786
	9/01/31 – SYNCORA GTY Insured
1,775	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/10 at 100.00	AAA	1,494,816
	1998A, 5.200%, 7/01/32 – MBIA Insured
3,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001N,	8/11 at 100.00	AA	2,713,470
	5.000%, 8/15/28 – MBIA Insured
5,630	Southern California Public Power Authority, Subordinate Revenue Refunding Bonds, Transmission	7/12 at 100.00	AAA	5,658,375
	Project, Series 2002A, 4.750%, 7/01/19 – FSA Insured

32,725	Total Utilities			29,966,146

	Water and Sewer – 15.1% (9.4% of Total Investments)
2,965	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/12 at 100.00	AAA	2,972,413
	Series 2002X, 5.150%, 12/01/23 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	662,100
	10/01/36 – FSA Insured
570	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA	481,724
	5.000%, 4/01/36 – MBIA Insured
4,500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	4,462,470
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
2,085	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	A3	2,113,085
	12/01/33 – MBIA Insured
500	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AA	405,140
	5.000%, 6/01/31 – MBIA Insured
9,185	Orange County Sanitation District, California, Certificates of Participation, Series 2008,	8/13 at 100.00	AAA	8,279,451
	5.000%, 2/01/33 – FGIC Insured (UB)
8,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	6,959,760
	Series 2008A, 5.000%, 5/01/38 – FSA Insured
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds,
	Series 2004A:
1,315	5.500%, 12/01/20 – SYNCORA GTY Insured	12/14 at 100.00	A	1,318,261
1,415	5.500%, 12/01/21 – SYNCORA GTY Insured	12/14 at 100.00	A	1,402,817

31,285	Total Water and Sewer			29,057,221

$ 335,553	Total Long-Term Investments (cost $328,059,580) – 157.4%			302,862,482

	Short-Term Investments – 3.7% (2.3% of Total Investments)
5,500	Alameda County Joint Powers Authority, California, Lease Revenue Bonds, Juvenile Justice		A-1+	5,500,000
	Facility, Variable Rate Demand Obligations, Series 2008, Trust 2927-Z, 1.100%, 12/01/15 –
	FSA Insured (5)
1,560	California State Economic Recovery, Variable Rate Demand Obligations, Series 2004C-16,
	3.000%, 7/01/23 – FSA Insured (5)		A-1	1,560,000

$ 7,060	Total Short-Term Investments (cost $7,060,000)			7,060,000

	Total Investments (cost $335,119,580) – 161.1%			309,922,482

	Floating Rate Obligations – (4.0)%			(7,635,000)

	Other Assets Less Liabilities – (0.8)%			(1,636,120)

	Auction Rate Preferred Shares, at Liquidation Value – (56.3)% (6)			(108,250,000)

	Net Assets Applicable to Common Shares – 100%			$192,401,362

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of November 30, 2008. Subsequent to November 30, 2008, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of November 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$309,922,482	$ —	$309,922,482

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2008, the cost of investments was $327,341,705.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 5,336,850
Depreciation	(30,392,271)

Net unrealized appreciation (depreciation) of investments	$(25,055,421)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         January 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        January 29, 2009